UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Springbok Capital Management, LLC

Address:   650 Fifth Avenue, 6th Floor
           New York, New York 10019

13F File Number:  028-12257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Trevor E. Cohen
Title:  Chief Operating Officer
Phone:  212-259-5117


Signature, Place and Date of Signing:

/s/ Trevor E. Cohen                 New York, NY             August 14, 2007
-----------------------    --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        31

Form 13F Information Table Value Total: $ 416,314
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number               Name

1               028-12256            Springbok Capital Master Fund, LP

                                                     FORM 13F INFORMATION TABLE
COLUMN 1:                      COLUMN 2:       COLUMN 3: COLUMN 4:      COLUMN 5:         COLUMN 6:    COLUMN 7:       COLUMN 8:

                              TITLE OF                   VALUE      SHRS OR  SH/  PUT/    INVSTMNT       OTHER    VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP    [X1000]    PRN AMT  PRN  CALL    DISCRETN       MNGRS  SOLE    SHARED  NONE
ADHEREX TECHNOLOGIES INC       COM NEW         00686R200    1,095  2,028,333  SH       SHARED-DEFINED     1           2,028,333
AMERICAN TOWER CORP            CL A            029912201   10,673    254,115  SH       SHARED-DEFINED     1             254,115
AMERIPRISE FINL INC            COM             03076C106   13,047    205,240  SH       SHARED-DEFINED     1             205,240
ANADARKO PETE CORP             COM             032511107   20,823    400,513  SH       SHARED-DEFINED     1             400,513
CONOCOPHILLIPS                 COM             20825C104   21,381    272,372  SH       SHARED-DEFINED     1             272,372
CROWN HOLDINGS INC             COM             228368106   21,175    848,022  SH       SHARED-DEFINED     1             848,022
CVS CAREMARK CORPORATION       COM             126650100   18,404    504,913  SH       SHARED-DEFINED     1             504,913
DOMTAR CORP                    COM             257559104   13,385  1,199,400  SH       SHARED-DEFINED     1           1,199,400
ENBRIDGE INC                   COM             29250N105   31,525    933,231  SH       SHARED-DEFINED     1             933,231
FIVE STAR QUALITY CARE INC     COM             33832D106    5,637    706,377  SH       SHARED-DEFINED     1             706,377
GREAT WOLF RESORTS INC         COM             391523107   29,882  2,097,017  SH       SHARED-DEFINED     1           2,097,017
GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B  40051E202   13,004    246,800  SH       SHARED-DEFINED     1             246,800
GULFPORT ENERGY CORP           COM NEW         402635304   23,568  1,179,590  SH       SHARED-DEFINED     1           1,179,590
HEWITT ASSOCS INC              COM             42822Q100   25,206    787,683  SH       SHARED-DEFINED     1             787,683
HOMEBANC CORP GA               COM             43738R109    2,600  2,047,600  SH       SHARED-DEFINED     1           2,047,600
HORIZON LINES  INC             COM             44044K101   17,903    546,488  SH       SHARED-DEFINED     1             546,488
MARCHEX INC                    CL B            56624R108   15,232    933,333  SH       SHARED-DEFINED     1             933,333
MCDONALDS CORP                 COM             580135101   10,781    212,401  SH       SHARED-DEFINED     1             212,401
MI DEVS INC                    CL A SUB VTG    55304X104   10,105    277,313  SH       SHARED-DEFINED     1             277,313
QUADRAMED CORP                 COM             74730W101    3,138  1,028,890  SH       SHARED-DEFINED     1           1,028,890
REPUBLIC AWYS HLDGS INC        COM             760276105   19,006    933,963  SH       SHARED-DEFINED     1             933,963
SBA COMMUNICATIONS CORP        COM             78388J106   15,722    468,046  SH       SHARED-DEFINED     1             468,046
SHANGHAI CENTURY ACQUISIT CO   SHS             G80637104    4,420    526,145  SH       SHARED-DEFINED     1             526,145
SILICON GRAPHICS INC           COM NEW         827056300    3,421    128,890  SH       SHARED-DEFINED     1             128,890
TAL INTL GROUP INC             COM             874083108    9,786    329,379  SH       SHARED-DEFINED     1             329,379
TEEKAY CORPORATION             COM             Y8564W103   12,960    223,800  SH       SHARED-DEFINED     1             223,800
TERNIUM SA                     SPON ADR        880890108   10,637    351,184  SH       SHARED-DEFINED     1             351,184
UNION PAC CORP                 COM             907818108   20,616    179,039  SH       SHARED-DEFINED     1             179,039
INTEROIL CORP                  COM             460951106    3,472    183,300      CALL SHARED-DEFINED     1             183,300
LAM RESEARCH CORP              COM             512807108    3,649     71,000      PUT  SHARED-DEFINED     1              71,000
MICRON TECHNOLOGY INC          COM             595112103    4,060    324,000      PUT  SHARED-DEFINED     1             324,000

SK 22166 0002 793733